BORROWINGS AND OTHER FINANCING ARRANGEMENTS - Schedule Of Finance Lease Future Payments (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
BORROWINGS AND OTHER FINANCING ARRANGEMENTS
2020	$ 4,593,476
2021	5,752,259
2022	5,752,259
2023	5,447,345
2014	1,841,715
2025 and later	1,429,010
Total minimum lease payments	24,816,064
Less: Amount representing interest	(4,049,552)
Present value of net minimum lease payments	20,766,512
Current portion	4,066,696	$ 0
Non-current portion	16,699,816	29,126,308
Current portion of finance lease	4,066,696	0
Current portion of failed sale and lease back	5,512,507	0
Total current portion of failed sale-lease back and finance lease	9,579,203	0
Non-current portion for finance lease	16,699,816	29,126,308
Non-current portion for failed sale and lease back	30,036,724	48,748,462
Total non-current portion of failed sale-lease back and finance lease	$ 46,736,540	$ 77,874,770